Loans, borrowings, leases, cash and cash equivalents and short-term investments - Debt payments (Details) $ in Millions	Jun. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Principal	$ 12,261
Estimated future interest payments	6,882	[1]
Not Excess Of One Year In Remainder Of Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	39
Estimated future interest payments	387	[1]
Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	657
Estimated future interest payments	759	[1]
Second Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	451
Estimated future interest payments	733	[1]
Third Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	572
Estimated future interest payments	702	[1]
Fourth Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	1,700
Estimated future interest payments	609	[1]
Later Than Four Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Principal	3,125
Estimated future interest payments	1,519	[1]
Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Principal	5,717
Estimated future interest payments	$ 2,173	[1]

[1]	Based on interest rate curves and foreign exchange rates applicable as of June 30, 2023 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the interim financial statements.